S000000886 [Member] Expense Example - Wasatch Micro Cap Value Fund	Sep. 30, 2025 USD ($)
INVESTOR CLASS SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 171
Expense Example, with Redemption, 3 Years	530
Expense Example, with Redemption, 5 Years	913
Expense Example, with Redemption, 10 Years	1,987
INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	163
Expense Example, with Redemption, 3 Years	509
Expense Example, with Redemption, 5 Years	879
Expense Example, with Redemption, 10 Years	$ 1,920